Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018
Cost	1,389,576	540,015	13,645	1,943,236
Accumulated amortization	(4,238)	(280,529)	—	(284,767)

Net book amount	1,385,338	259,486	13,645	1,658,469

Year ended December 31, 2018
Opening net book amount	1,385,338	259,486	13,645	1,658,469
Acquisition of subsidiaries	426,000	3	—	426,003
Additions	—	5,515	55,296	60,811
Transfer	—	14,523	(14,523)	—
Amortization charge	—	(171,915)	—	(171,915)

Closing net book amount	1,811,338	107,612	54,418	1,973,368

As of December 31, 2018
Cost	1,815,576	560,056	54,418	2,430,050
Accumulated amortization	(4,238)	(452,444)	—	(456,682)

Net book amount	1,811,338	107,612	54,418	1,973,368

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	1,815,576	560,056	54,418	2,430,050
Accumulated amortization	(4,238)	(452,444)	—	(456,682)

Net book amount	1,811,338	107,612	54,418	1,973,368

Year ended December 31, 2019
Opening net book amount	1,811,338	107,612	54,418	1,973,368
Additions	—	19,383	—	19,383
Transfer	—	54,418	(54,418)	—
Impairment	—	(64,209)	—	(64,209)
Amortization charge	(762)	(31,205)	—	(31,967)

Closing net book amount	1,810,576	85,999	—	1,896,575

As of December 31, 2019
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

Year ended December 31, 2020
Opening net book amount	1,810,576	85,999	—	1,896,575
Additions	—	17,718	—	17,718
Amortization charge	—	(31,831)	—	(31,831)

Closing net book amount	1,810,576	71,886	—	1,882,462

As of December 31, 2020
Cost	1,815,576	255,063	—	2,070,639
Accumulated amortization	(5,000)	(118,968)	—	(123,968)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	71,886	—	1,882,462